Stock-Based Compensation - Summary of Stock-Based Compensation Expense Related to Company's Stock-Based Awards (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation, Allocation and Classification in Financial Statements
Total stock-based compensation expense	$ 400	$ 465	$ 1,106	$ 1,276	$ 1,749	$ 2,637
Employee stock-based compensation expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements
Total stock-based compensation expense	198	304	796	1,014	1,329	1,484
Non-employee stock-based compensation expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements
Total stock-based compensation expense	202	161	310	262	420	1,153
Research and development [Member]
Share-based Compensation, Allocation and Classification in Financial Statements
Total stock-based compensation expense	119	104	367	400	513	581
General and administrative [Member]
Share-based Compensation, Allocation and Classification in Financial Statements
Total stock-based compensation expense	$ 79	$ 200	$ 429	$ 614	$ 816	$ 903